Concentration of Risk (Details) - Schedule of Major Customers - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Customer C [Member] | Percentage of Revenue [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage	15.00%	10.00%	11.00%	15.00%	13.00%	10.00%
Customer C [Member] | Percentage of Account Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage			15.00%	13.00%	13.00%	12.00%
Customer G [Member] | Percentage of Revenue [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		10.00%		10.00%	10.00%
Customer G [Member] | Percentage of Account Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage				31.00%	31.00%
Customer H [Member] | Percentage of Revenue [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		10.00%		10.00%	10.00%
Customer H [Member] | Percentage of Account Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage				12.00%	12.00%
Customer I [Member] | Percentage of Revenue [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		10.00%		10.00%	10.00%
Customer I [Member] | Percentage of Account Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage				10.00%	10.00%
Iluminar [Member] | Percentage of Revenue [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage					10.00%
Iluminar [Member] | Percentage of Account Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage					18.00%
Iluminar [Member] | Percentage of Revenue [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage						10.00%
Iluminar [Member] | Percentage of Account Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage						39.00%
Customer B [Member] | Percentage of Revenue [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage						10.00%
Customer B [Member] | Percentage of Account Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage						12.00%
Customer D [Member] | Percentage of Revenue [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage						10.00%
Customer D [Member] | Percentage of Account Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage						11.00%
Customer E [Member] | Percentage of Revenue [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		10.00%		16.00%		17.00%
Customer E [Member] | Percentage of Account Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage				10.00%		10.00%
Customer F [Member] | Percentage of Revenue [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage		20.00%		10.00%		15.00%
Customer F [Member] | Percentage of Account Receivable [Member]
Revenue, Major Customer [Line Items]
Major Customers Risk Percentage				10.00%		10.00%